Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

SMST	Defiance Daily Target 1.5X Short MSTR ETF
listed on The Nasdaq Stock Market, LLC

August 20, 2024

Supplement to the Statement of Additional Information (“SAI”)

dated June 10, 2024

Effective immediately, all references in the SAI to cut-off times for orders to purchase Creation Units and orders to redeem Creation Units shall be revised to 2:00 p.m. Eastern time.

Please retain this Supplement for future reference.